Note 26 - Common Stock - Custody Of Share (Details)	12 Months Ended
Dec. 31, 2019
State Street Bank and Trust Co [Member]
Disclosure Of Custodied Shares Line Items
Percentage Of Shares Custodied	11.68%
Chase Nominees Ltd [Member]
Disclosure Of Custodied Shares Line Items
Percentage Of Shares Custodied	2.03%
The Bank of New York Mellon SANV [Member]
Disclosure Of Custodied Shares Line Items
Percentage Of Shares Custodied	6.64%